Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 337,366	$ 297,662	$ 189,510
U.S.
Segment Reporting Information [Line Items]
Revenues	172,704	154,360	100,706
Europe
Segment Reporting Information [Line Items]
Revenues	84,484	77,019	48,331
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	48,585	38,437	22,814
Rest of the world
Segment Reporting Information [Line Items]
Revenues	28,153	24,991	15,715
Israel
Segment Reporting Information [Line Items]
Revenues	$ 3,440	$ 2,855	$ 1,944